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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Sep 30, 2012

Check here if Amendment [_]; Amendment Number: __________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TB Alternative Assets Ltd.
Address: Intertrust Corporate Services (Cayman) Limited
         87 Mary Street, George Town,
         Grand Cayman KY1-9005, Cayman Islands

Form 13F File Number: 28-13681

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Shujun Li
Title:   Director
Phone:   86-21-50106156

Signature, Place, and Date of Signing:

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
/s/Shujun Li        Shanghai, People's Republic of China        October 17, 2012
-------------       -------------------------------------       -----------------
[Signature]                    [City, State]                         [Date]
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                        --------

Form 13F Information Table Entry Total:        8
                                        --------

Form 13F Information Table Value Total: $107,774
                                        --------
                                       (thousands)

List of Other Included Managers:

None.

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                          FORM 13F INFORMATION TABLE

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
COLUMN 1               COLUMN 2 COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------               -------- --------- -------- ------------------ ---------- -------- ---------------------
                       TITLE OF            VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER          CLASS    CUSIP    (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------         -------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
FOCUS MEDIA HLDG LTD   SPON ADR 34415V109  13,822    590,700 SH        DEFINED              590,700
CHINDEX
INTERNATIONAL INC        COM    169467107   3,423    331,370 SH        DEFINED              331,370
VISIONCHINA MEDIA INC  SPON ADR 92833U103     493  2,191,743 SH        DEFINED            2,191,743
HOME INNS & HOTELS
MGMT INC               SPON ADR 43713W107     266     10,718 SH        DEFINED               10,718
QIHOO 360
TECHNOLOGY CO LTD        ADS    74734M109  37,582  1,704,392 SH        DEFINED            1,704,392
NEW ORIENTAL ED &
TECH GRP I             SPON ADR 647581107  48,508  2,909,900 SH        DEFINED            2,909,900
YOUKU INC              SPON ADR 98742U100   3,633    197,527 SH        DEFINED              197,527
E-COMMERCE CHINA       SPN ADS
DANGDANG IN             COM A   26833A105      47     10,000 SH        DEFINED               10,000
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